UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2011
                                                   --------------

Check here if Amendment [  ];    Amendment Number: --------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          -------------------------------
Title:    President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

/s/ George Putnam III         Manchester, MA          May 13, 2011
---------------------       -----------------       --------------
    [Signature]               [City, State]             [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              48
                                                -------------
Form 13F Information Table Value Total:            $291,087
                                                -------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                 Title of                Value              Investment   Other     Voting Authority
Name of Issuer                                    Class       Cusip     ($1000)    Shares   Discretion  Managers  Sole  Shared  None
------------------------------------------       --------   ---------   -------  ---------  ----------  --------  ----  ------  ----
ABITIBIBOWATER INC                               COMMON     003687209    6,557     244,026     SOLE       NONE     244,026
ACCO BRANDS CORP                                 COMMON     00081T108    6,609     692,720     SOLE       NONE     692,720
ACCURIDE CORP                                    COMMON     00439T206   20,141   1,450,070     SOLE       NONE   1,450,070
BANK OF AMERICA CORP 13.3000 EXP01/16/2019       WTS        060505146    5,097     664,600     SOLE       NONE     664,600
BANK OF AMERICA CORP 30.7900 EXP10/28/2018       WTS        060505153    3,358   1,332,445     SOLE       NONE   1,332,445
CALPINE CORP                                     COMMON     131347304    4,628     291,622     SOLE       NONE     291,622
CHARTER COMMUNICATIONS, INC                      CL A       16117M305   13,928     275,100     SOLE       NONE     275,100
DELTA AIR LINES, INC                             COMMON     247361702    7,360     751,064     SOLE       NONE     751,064
EUROSEAS LTD                                     COMMON     Y23592200    2,913     603,100     SOLE       NONE     603,100
EXCEL MARITIME CARRIERS LTD                      COMMON     V3267N107    2,954     688,600     SOLE       NONE     688,600
EXIDE TECHNOLOGIES                               COMMON     302051206    7,079     633,747     SOLE       NONE     633,747
FAIRPOINT COMMUNICATIONS, INC                    COMMON     305560302    3,954     234,367     SOLE       NONE     234,367
FEDERAL MOGUL CORP                               COMMON     313549404    5,416     217,520     SOLE       NONE     217,520
FIFTH THIRD BANCORP                              COMMON     316773100    5,326     383,560     SOLE       NONE     383,560
GLOBAL CROSSING LTD                              COMMON     G3921A175    6,636     476,750     SOLE       NONE     476,750
GLOBAL GEOPHYSICAL SERVICES INC                  COMMON     37946S107    3,346     231,405     SOLE       NONE     231,405
THE GOODYEAR TIRE & RUBBER COMPANY               COMMON     382550101    4,730     315,746     SOLE       NONE     315,746
HUNTSMAN CORP                                    COMMON     447011107    3,479     200,171     SOLE       NONE     200,171
JPMORGAN CHASE & CO. 42.4200 EXP10/28/2018       WTS        46634E114    4,547     270,987     SOLE       NONE     270,987
KEMET CORP                                       COMMON     488360207    9,278     625,648     SOLE       NONE     625,648
KEYCORP                                          COMMON     493267108    5,140     578,826     SOLE       NONE     578,826
LEAP WIRELESS INTL INC                           COMMON     521863308    2,705     174,860     SOLE       NONE     174,860
LEAR CORP                                        COMMON     521865204    9,252     189,324     SOLE       NONE     189,324
LENNAR CORP                                      CL A       526057104    8,483     468,140     SOLE       NONE     468,140
METROPCS COMMUNICATIONS, INC                     COMMON     591708102   15,999     985,133     SOLE       NONE     985,133
MGIC INVESTMENT CORP                             COMMON     552848103    6,767     761,138     SOLE       NONE     761,138
OWENS CORNING                                    COMMON     690742101    3,946     109,653     SOLE       NONE     109,653
OWENS CORNING INC. 45.2500
  EXP10/31/2013 SERIES B                         WTS        690742127      157      44,817     SOLE       NONE      44,817
PENNYMAC MTG INVT TR                             COMMON     70931T103    4,259     231,588     SOLE       NONE     231,588
PLAINS EXPL & PROD CO LP                         COMMON     726505100   10,978     303,000     SOLE       NONE     303,000
PMI GROUP, INC                                   COMMON     69344M101    4,128   1,528,750     SOLE       NONE   1,528,750
THE PNC FINANCIAL SERVICES GROUP, INC.
  67.3300 EXP12/31/2018                          WTS        693475121    4,115     275,100     SOLE       NONE     275,100
REGIONS FINANCIAL CORP                           COMMON     7591EP100    4,992     687,574     SOLE       NONE     687,574
REVLON INC                                       CL A       761525609    4,456     280,766     SOLE       NONE     280,766
SERACARE LIFE SCIENCES, INC                      COMMON     81747T104       34       8,979     SOLE       NONE       8,979
SMURFIT-STONE CONTAINER CORP                     COMMON     83272A104    7,226     186,958     SOLE       NONE     186,958
SOLUTIA INC                                      COMMON     834376501    9,117     358,929     SOLE       NONE     358,929
SOLUTIA INC. 29.7000 EXP12/31/2013               WTS        834376147      461     160,053     SOLE       NONE     160,053
STERLING FINANCIAL CORP                          COMMON     859319303      462      27,600     SOLE       NONE      27,600
SUNTRUST BANKS INC                               COMMON     867914103    4,714     163,439     SOLE       NONE     163,439
SYNOVUS FINANCIAL CORP                           COMMON     87161C105    3,319   1,382,800     SOLE       NONE   1,382,800
TENET HEALTHCARE CORP                            COMMON     88033G100    5,168     693,645     SOLE       NONE     693,645
TERADYNE INC                                     COMMON     880770102    9,189     515,930     SOLE       NONE     515,930
U.S. CONCRETE INC                                COMMON     90333L201    2,532     266,240     SOLE       NONE     266,240
UNITED CONTINENTAL HOLDING INC                   COMMON     910047109   10,413     452,935     SOLE       NONE     452,935
US AIRWAYS GROUP INC                             COMMON     90341W108   10,950   1,257,210     SOLE       NONE   1,257,210
VISHAY INTERTECHNOLOGY                           COMMON     928298108    9,838     554,585     SOLE       NONE     554,585
WELLS FARGO & CO 34.0100 EXP10/28/2018           WTS        949746119    4,951     438,150     SOLE       NONE     438,150


                                                                       291,087